File No. 33-57933
CIK #896971


                   Securities and Exchange Commission
                      Washington, D. C. 20549-1004


                             Post-Effective
                             Amendment No. 3


                                   to
                                Form S-6



          For Registration under the Securities Act of 1933 of
           Securities of Unit Investment Trusts Registered on
                               Form N-8B-2



     Van Kampen American Capital Equity Opportunity Trust, Series 11
                          (Exact Name of Trust)


             Van Kampen American Capital Distributors, Inc.
                        (Exact Name of Depositor)

                           One Parkview Plaza
                    Oakbrook Terrace, Illinois 60181
      (Complete address of Depositor's principal executive offices)


Van Kampen American Capital Distributors, Inc. Chapman and Cutler
Attention:  Don G. Powell                      Attention: Mark J. Kneedy
One Parkview Plaza                             111 West Monroe Street
Oakbrook Terrace, Illinois 60181               Chicago, Illinois 60603

            (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on April 24, 1997 pursuant to paragraph (b) of Rule 485.

FIRST OF MICHIGAN FINANCIAL INSTITUTIONS TRUST, SERIES 1

Van Kampen American Capital Equity Opportunity Trust, Series 11

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.Please retain both parts of this Prospectus for future reference.

THE TRUST

The First of Michigan Financial Institutions Trust, Series 1 (the "
Trust" or "First of Michigan Financial Institutions Trust" ), is one unit investment trust in the Van Kampen American Capital Equity Opportunity Fund, Series 11 (the "Fund" ). The First of Michigan
Financial Institutions Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of Securities. Unless terminated earlier, the Trust will terminate on March 15, 1999 and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts, divided by the number of Units outstanding, plus the applicable sales charge. See "Summary of Essential Financial Information" .

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is April 16, 1997

FIRST OF MICHIGAN FINANCIAL INSTITUTIONS TRUST, SERIES 1

Van Kampen American Capital Equity Opportunity Trust, Series 11
Summary of Essential Financial Information
As of March 5, 1997

Managing Underwriter & Supervisor:  First of Michigan Corporation
                          Sponsor:  Van Kampen American Capital Distributors,
                                    Inc.
                        Evaluator:  American Portfolio Evaluation Services
                                    (A division of an affiliate of the Sponsor)
                          Trustee:  The Bank of New York

                                                                                                              First of
                                                                                                              Michigan
                                                                                                             Financial
                                                                                                           Institutions
                                                                                                                  Trust
                                                                                                       ----------------
General Information
Number of Units.......................................................................................        1,182,000
Fractional Undivided Interest in the Trust per Unit ..................................................      1/1,182,000
Public Offering Price: ...............................................................................
 Aggregate Value of Securities in Portfolio <F1>...................................................... $     19,625,557
 Aggregate Value of Securities per Unit (including accumulated dividends)............................. $          16.70
 Sales Charge 4.0% (4.167% of Aggregate Value of Securities excluding principal cash) per Unit <F3>... $            .69
 Public Offering Price per Unit <F2><F3>.............................................................. $          17.39
Redemption Price per Unit............................................................................. $          16.70
Secondary Market Repurchase Price per Unit............................................................ $          16.70
Excess of Public Offering Price per Unit Over Redemption Price per Unit............................... $            .69

Supervisor's Annual Supervisory Fee...Maximum of $.0025 per Unit
Evaluator's Annual Fee ...............Maximum of $.0025 per Unit
Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M. Eastern time on days of trading on the
New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of
Units tendered for redemption.
Date of Deposit.......................March 15, 1995
Mandatory Termination Date............March 15, 1999
                                      The Trust may be terminated if the net asset value of such Trust is less than 40% of the
Minimum Termination Value.............total value of Equity Securities deposited in the Trust during the primary offering period.

Special Information......................................
Calculation of Estimated Net Annual Dividends per Unit...
 Estimated Gross Annual Dividends per Unit............... $   .37879
 Less: Estimated Expenses per Unit....................... $   .01706
 Estimated Net Annual Dividends per Unit................. $   .36173

Trustee's Annual Fee.....................$.008 per Unit
Income Distribution Record Date..........TENTH day of June and December.
Income Distribution Date.................TWENTY-FIFTH day of June and December.
Capital Account Record Date..............TENTH day of December.
Capital Account Distribution Date <F4>...TWENTY-FIFTH day of December.

----------

<F1>Equity Securities listed on a national securities exchange are valued at the last available closing sale price, or if no such price exists, or if the Equity Securities are not so listed, at the closing bid price thereof.

<F2>Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

<F3>Effective on each March 22, commencing March 22, 1996, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.5%. See " Public Offering-Offering Price" in Part Two.

<F4>Distributions from the Capital Account will be made monthly on the twenty-fifth day of the month to Unitholders of record on the tenth day of such month if the amount available for distributions equals at least $0.01 per Unit.

PORTFOLIO

The First of Michigan Financial Institutions Trust consists of 24 different issues of Equity Securities, issued primarily by financial institutions headquartered in the states of Michigan, Indiana, and Ohio (the "Great Lakes Region" ) and listed on a national securities exchange, the NASDAQ National Market System or traded in the Over-the-Counter market.

PER UNIT INFORMATION

                                                                                                        1995<F1>      1996
                                                                                                        ------------- -------------
Net asset value per Unit at beginning of period........................................................ $        9.62 $       12.43
                                                                                                        ============= =============
Net asset value per Unit at end of period.............................................................. $       12.43 $       15.25
                                                                                                        ============= =============
Distributions to Unitholders of investment income including accumulated dividends paid on Units
redeemed (average Units outstanding for entire period)................................................. $        0.21 $        0.33
                                                                                                        ============= =============
Distributions to Unitholders from Equity Security redemption proceeds (average Units outstanding for
entire period)......................................................................................... $          -- $        0.04
                                                                                                        ============= =============
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at end of period).... $        2.70 $        1.89
                                                                                                        ============= =============
Units outstanding at end of period.....................................................................     1,560,000     1,226,000

----------
For the period from March 15, 1995 (date of deposit) through December 31, 1995.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen American Capital Distributors, Inc. and the Unitholders of First of Michigan Financial Institutions Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 11):

We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of the First of Michigan Financial Institutions Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 11) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from March 15, 1995 (date of deposit) through December 31, 1995 and the year ended December 31, 1996. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the First of Michigan Financial Institutions Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series11) as of December 31, 1996, and the results of operations and changes in net assets for the period from March 15, 1995 (date of deposit) through December 31, 1995 and the year ended December 31, 1996, in conformity with generally accepted accounting principles.

GRANT THORNTON LLP

Chicago, Illinois
March 14, 1997

FIRST OF MICHIGAN FINANCIAL INSTITUTIONS TRUST
SERIES 1
Statements of Condition
December 31, 1996

                                                                                                  First of
                                                                                                  Michigan
                                                                                                 Financial
                                                                                              Institutions
                                                                                                      Trust
Trust property
 Cash.................................................................................... $          23,722
 Securities at market value, (cost $12,106,641) (note 1).................................        18,629,346
 Accumulated dividends...................................................................            46,880
                                                                                          $      18,699,948
                                                                                          =================
Liabilities and interest to Unitholders
 Interest to Unitholders................................................................. $      18,699,948
                                                                                          $      18,699,948
                                                                                          =================
Analyses of Net Assets
Interest of Unitholders (1,226,000 Units of fractional undivided interest outstanding)
 Cost to original investors of 1,650,000 Units (note 1).................................. $      16,669,622
 Less initial underwriting commission (note 3)...........................................           717,831
                                                                                          -----------------
                                                                                                 15,951,791
 Less redemption of 424,000 Units........................................................         5,412,275
                                                                                          -----------------
                                                                                                 10,539,516
Undistributed net investment income
 Net investment income...................................................................           844,962
 Less distributions to Unitholders.......................................................           772,856
                                                                                          -----------------
                                                                                                     72,106
 Realized gain (loss) on Security sale or redemption.....................................         1,618,017
 Unrealized appreciation (depreciation) of Securities (note 2)...........................         6,522,705
 Distributions to Unitholders of Security sale or redemption proceeds....................          (52,396)
 Net asset value to Unitholders.......................................................... $      18,699,948
                                                                                          =================
Net asset value per Unit (1,226,000 Units outstanding)................................... $           15.25
                                                                                          =================

The accompanying notes are an integral part of these statements.

FIRST OF MICHIGAN FINANCIAL INSTITUTIONS TRUST, SERIES 1
Statements of Operations
Period from March 15, 1995 (date of deposit) through December 31, 1995 and the year ended December 31, 1996

                                                                               1995          1996
                                                                      ------------- -------------
Investment income
 Dividend income..................................................... $     395,562 $     487,823
Expenses.............................................................
 Trustee fees and expenses...........................................        10,701        14,819
 Evaluator fees......................................................         2,795         4,059
 Supervisory fees....................................................            --         6,049
                                                                      ------------- -------------
 Total expenses......................................................        13,496        24,927
                                                                      ------------- -------------
 Net investment income...............................................       382,066       462,896
Realized gain (loss) from Securities sale or redemption
 Proceeds............................................................     1,098,088     4,365,078
 Cost................................................................       825,039     3,020,110
                                                                      ------------- -------------
 Realized gain (loss)................................................       273,049     1,344,968
Net change in unrealized appreciation (depreciation) of Securities        4,206,149     2,316,556
                                                                      ------------- -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......$   4,861,264 $   4,124,420
                                                                      ============= =============

Statements of Changes in Net Assets
Period from March 15, 1995 (date of deposit) through December 31, 1995 and the year ended December 31, 1996

                                                                                                               1995            1996
                                                                                                    --------------- ---------------
Increase (decrease) in net assets
Operations:
 Net investment income............................................................................. $       382,066 $       462,896
 Realized gain (loss) on Securities sale or redemption.............................................         273,049       1,344,968
 Net change in unrealized appreciation (depreciation) of Securities................................       4,206,149       2,316,556
                                                                                                    --------------- ---------------
 Net increase (decrease) in net assets resulting from operations...................................       4,861,264       4,124,420
Distributions to Unitholders from:
 Net investment income.............................................................................       (315,052)       (457,804)
 Securities sale or redemption proceeds............................................................              --        (52,396)
Redemption of Units................................................................................     (1,102,200)     (4,310,075)
                                                                                                    --------------- ---------------
 Total increase (decrease).........................................................................       3,444,012       (695,855)
Net asset value to Unitholders
 Beginning of period...............................................................................      15,951,791      19,395,803
 Additional Securities purchased from proceeds of Unit Sales.......................................              --              --
                                                                                                    --------------- ---------------
 End of period (including undistributed net investment income of $67,014 and $72,106, respectively) $    19,395,803 $    18,699,948
                                                                                                    =============== ===============

The accompanying notes are an integral part of these statements.





FIRST OF MICHIGAN FINANCIAL INSTITUTIONS TRUST, SERIES 1
PORTFOLIO as of December 31,
1996

                                                                            Valuation of Securities
Number                                                                              at December 31,
of                                                    Market Value Per                         1996
Shares     Name of Issuer                                         Share                    (Note 1)
---------- -------------------------------------- --------------------- ----------------------------
9,163      CB Financial Corporation               $             36.2500 $                    332,159
----------------------------------------------------------------------------------------------------
40,664     CFSB Bancorp, Incorporated                           19.0000                      772,616
----------------------------------------------------------------------------------------------------
39,187     Charter One Financial, Incorporated                  42.0000                    1,645,854
----------------------------------------------------------------------------------------------------
13,763     Chemical Financial Corporation                       39.5000                      543,639
----------------------------------------------------------------------------------------------------
20,290     CitFed Bancorp, Incorporated                         33.0000                      669,570
----------------------------------------------------------------------------------------------------
26,638     Citizens Banking Corporation                         31.5000                      839,097
----------------------------------------------------------------------------------------------------
12,984     Comerica, Incorporated                               52.3750                      680,037
----------------------------------------------------------------------------------------------------
49,763     D&N Financial Corporation                            16.7500                      833,530
----------------------------------------------------------------------------------------------------
15,424     First Chicago NBD                                    53.7500                      829,040
----------------------------------------------------------------------------------------------------
20,261     First Indiana Corporation                            26.7500                      541,982
----------------------------------------------------------------------------------------------------
36,854     First Michigan Bank Corporation                      29.5000                    1,087,193
----------------------------------------------------------------------------------------------------
17,852     First of America Bank Corporation                    60.1250                    1,073,351
----------------------------------------------------------------------------------------------------
21,747     FirstMerit Corporation                               35.2500                      766,582
----------------------------------------------------------------------------------------------------
21,509     Fort Wayne National Corporation                      38.0000                      817,342
----------------------------------------------------------------------------------------------------
68,683     Franklin Bank, N.A.                                  11.5000                      789,855
----------------------------------------------------------------------------------------------------
33,565     Huntington Bancshares, Incorporated                  26.3750                      885,277
----------------------------------------------------------------------------------------------------
16,999     Independent Bank Corporation                         33.7500                      573,716
----------------------------------------------------------------------------------------------------
21,232     Indiana Federal Corporation                          22.0000                      467,104
----------------------------------------------------------------------------------------------------
64,833     Mutual Savings Bank, F.S.B.                           5.5000                      356,581
----------------------------------------------------------------------------------------------------
24,215     Old Kent Financial Corporation                       47.6250                    1,153,239
----------------------------------------------------------------------------------------------------
36,649     Ottawa Financial Corporation                         16.7500                      613,871
----------------------------------------------------------------------------------------------------
87,633     Republic Bancorp, Incorporated                       11.6250                    1,018,734
----------------------------------------------------------------------------------------------------
19,112     Standard Federal Bank                                56.8750                    1,086,995
----------------------------------------------------------------------------------------------------
11,858     Strongsville Savings Bank                            21.2500                      251,982
                                                                         ---------------------------
730,878                                                                 $                 18,629,346
==========                                                              ============================

The accompanying notes are an integral part of these statements.

FIRST OF MICHIGAN FINANCIAL INSTITUTIONS TRUST SERIES 1
Notes to Financial Statements
December 31, 1995 and 1996

--------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price or, if not so listed, at the closing bid price.

Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange, on the closing sale prices on the exchange or, if not so listed, at the closing asked price. The cost was determined on the day of the various Dates of Deposit.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

Distributions to Unitholders of the Trust's taxable income will be taxable as ordinary or capital gain income to Unitholders.

Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 1996 is as follows:

                                   First of
                                   Michigan
                                  Financial
                                Institutions
                                      Trust
                            ----------------
Unrealized Appreciation     $      6,522,705
Unrealized Depreciation                   --
                            ----------------
                            $      6,522,705
                            ================

NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Managing Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in
Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Managing Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate offering price of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per Unit on the date of an investor's purchase plus a sales charge of 4.5% of the public offering price which is 4.712% of the underlying value of the Securities. Effective on each March 22, commencing March 22, 1996, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.5%.

Compensation of Evaluator and Supervisor - the Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer
Price Index.

NOTE 4 - REDEMPTION OF UNITS

During the period ended December 31, 1995 and the year ended December 31, 1996, 90,000 Units and 334,000 Units, respectively, were presented for redemption.

First of Michigan Financial Institutions Trust

Prospectus Part Two

The Trust. First of Michigan Financial Institutions Trust, Series 1 and Series 2 (the "Trusts" ) are separate unit investment trusts which are contained in Series 11 and Series 17, respectively, of the Van Kampen American Capital Equity Opportunity Trust. Each Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of common stocks issued by financial institutions headquartered in the states of Michigan, Illinois, Indiana and Ohio (the "Equity
Securities" ). Unless terminated earlier, each Trust will terminate on the Mandatory Termination Date set forth under "Summary of Essential Financial Information" in Part One and any Equity Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Equity Securities liquidated at termination will be sold at the then current market value for such Equity Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his or her Units.

Objectives of the Trust. The objectives of the Trusts are to provide the potential for capital appreciation and income by investing in a portfolio of common stocks issued by financial institutions incorporated or headquartered in the states of Michigan, Illinois, Indiana and Ohio. See "Portfolio" in Part One. Each Unit of a Trust represents an undivided fractional interest in all the Equity Securities deposited in such Trust. There is, of course, no guarantee that the objectives of a Trust will be achieved.

Public Offering Price. The secondary market Public Offering Price of each Trust will include the aggregate underlying value of the Securities in such Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by such Trust. The minimum purchase is 200 Units (100 Units for a tax-sheltered retirement plan). See "Public Offering."

Dividend and Capital Distributions. Distributions of dividends and capital, if any, received by a Trust will be paid in cash on the applicable distribution date to Unitholders of record on the record date as set forth in the "
Summary of Essential Financial Information" in Part One. Any distribution of income and/or capital will be net of the expenses of the Trusts. See "
Tax Status." Additionally, upon termination of a Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of such Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital."

Secondary Market for Units. Although not obligated to do so, the Managing Underwriter intends to maintain a market for Units of a Trust and offer to repurchase such Units at prices which are based on the aggregate underlying value of Equity Securities in the Trust (generally determined by the closing sale or bid prices of the Equity Securities), plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units through redemption at prices based upon the aggregate underlying value of the Equity Securities in a Trust (generally determined by the closing sale or bid prices of the Equity Securities), plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. See "Rights of Unitholders--Redemption of Units."

Termination. Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. At least 60 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to elect a distribution of shares of Equity Securities if such Unitholder owns at least 2,500 Units of the Trust rather than to receive payment in cash for such Unitholder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unitholders will receive cash in lieu of any fractional shares. To be effective, the election form, and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after a Trust is terminated. See "Trust Administration--Amendment or
Termination."

Reinvestment Option. Unitholders have the opportunity to have their distributions reinvested into an open-end, management investment company as described herein. See "Rights of Unitholders--Reinvestment Option."

NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

Both parts of this Prospectus should be retained for future reference.

This Prospectus is dated as of the date of the Prospectus Part One accompanying the Prospectus Part Two.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk Factors. An investment in the Trusts should be made with an understanding of the risks associated therewith, including, among other factors, the possible deterioration of either the financial condition of the issuers or the general condition of the stock market, volatile interest rates, economic recession, the limited liquidity of certain Securities and potential increased regulation on banks and thrifts. The Trusts are not actively managed and Equity Securities will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Units of the Trusts are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including the possible loss of principal. See "Risk Factors."

THE TRUST

Each Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement" ), dated the
Initial Date of Deposit, among Van Kampen American Capital Distributors, Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., as Evaluator, First of Michigan Corporation, as Supervisor and The Bank of New York, as Trustee.

The Trusts may be appropriate mediums for investors who desire to participate in a diversified portfolio of equity securities issued by financial institutions headquartered in the states of Michigan, Illinois, Indiana and Ohio. Diversification of assets in a Trust will not eliminate the risk of loss always inherent in the ownership of securities.

On the Initial Date of Deposit, the Sponsor deposited with the Trustee the Equity Securities including delivery statements relating to contracts for the purchase of certain such Equity Securities and an irrevocable letter of credit issued by a financial institution in the amount required for such purchases. Thereafter, the Trustee, in exchange for such Equity Securities (and contracts) so deposited, delivered to the Sponsor documentation evidencing the ownership of Units of the related Trust. Unless otherwise terminated as provided in the Trust Agreement, each Trust will terminate on the Mandatory Termination Date and Equity Securities then held will within a reasonable time thereafter be liquidated or distributed by the Trustee.

Each Unit of a Trust initially offered represents an undivided interest in such Trust. To the extent that any Units are redeemed by the Trustee the fractional undivided interest in the Trust represented by each unredeemed Unit will increase although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Managing Underwriter, or until the termination of the Trust Agreement.

OBJECTIVES AND SECURITIES SELECTION

The objectives of the Trusts are to provide investors with the potential for capital appreciation and income. The portfolio is described under "Trust Portfolio" herein and "Portfolio" in Part One. An investor will be subjected to taxation on the dividend income received from a Trust and on gains from the sale or liquidation of Securities (see "Tax Status" ). Investors should be aware that there is not any guarantee that the objectives of the Trusts will be achieved because they are subject to the continuing ability of the respective Equity Security issuers to continue to declare and pay dividends and because the market value of the Equity Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Equity Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Equity Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

In the opinion of the Managing Underwriter, banks and thrifts are generally in their best financial shape in at least a decade. As a result of recent improvements in loan demand and an increase in fee-based income, the Managing Underwriter believes that bank and thrift stocks currently offer investors the potential for growth and income. In selecting Securities for the Trusts the following factors, among others, may have been considered: asset quality, earnings momentum, management expertise, the financial institution's earnings outlook, the relative stability and diversity of the Great Lakes Region and the potential for continued consolidation in the industry. There is, however, no assurance that the above mentioned factors will result in increases in the stock prices of the Securities included in the Trust. While past performance of many of the Equity Securities selected for the Trust has been excellent and dividend payments have been consistent there is no assurance that such performance or consistent dividend payments will continue in the future.

Investors should be aware that the Trust is not a "managed" fund and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration" ). In addition,
Equity Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the Equity Securities were selected by the Managing Underwriter prior to the Initial Date of Deposit. The Trust may continue to purchase or hold Equity Securities originally selected through this process even though the evaluation of the attractiveness of the Equity Securities may have changed and, if the evaluation were performed again at that time, the Equity Securities would not be selected for the Trust.

TRUST PORTFOLIO

The First of Michigan Financial Institutions Trust, Series 1 and Series 2 consist of Equity Securities issued by financial institutions headquartered in the states of Michigan, Illinois, Indiana and Ohio (the "Great Lakes
Region" ) and listed on a national securities exchange, the NASDAQ National Market System or traded in the over-the-counter market. Each of the companies whose Equity Securities are included in the portfolios was selected based upon those factors referred to under "Objectives and Securities Selection" above.

General. Each Trust consists of such of the Equity Securities listed under "Portfolio" in Part One as may continue to be held from time to time in the related Trust and any additional Equity Securities acquired and held by such Trust pursuant to the provisions of the Trust Agreement together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Equity Securities. However, should any contract for the purchase of any of the Equity Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the related Trust to cover such purchase are reinvested in substitute Equity Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Although each portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). See "Trust Administration--Portfolio
Administration." Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

Unitholders will be unable to dispose of any of the Equity Securities as such and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

The Managing Underwriter may have acquired the Equity Securities for the Sponsor. The Managing Underwriter in its general securities business acts as agent or principal in connection with the purchase and sale of equity securities, including the Equity Securities in a Trust, and may act as a market maker in certain of the Equity Securities. The Managing Underwriter may also, from time to time, issue reports on and make recommendations relating to equity securities, which may include the Equity Securities. From time to time the Managing Underwriter may act as investment banker or an employee or affiliate may be a director of a company whose shares are included among the Equity Securities; nonpublic information concerning such a company would not be disclosed to the Managing Underwriter or for the benefit of a Trust under such circumstances.

RISK FACTORS

An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the financial institutions industry in general. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Bank profits have benefited from the yield spread on earning assets in relation to their cost of funds. There is no certainty that such conditions will continue. Commercial loan demand for banks has been weak and an increasing number of commercial loans have been securitized, which could have a potential adverse effect on the market share of the commercial banking system. Bank and thrift institutions have received significant consumer mortgage fee income as a result of recent activity in the mortgage and refinance markets. As initial home purchasing and refinancing activity subsides, this income is being diminished. Economic conditions in the real estate markets, which have been weak in the recent past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate, as has recently been the case for a number of banks and thrifts with respect to commercial real estate in the northeastern and southwestern regions of the United States. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and increases in deposit insurance premiums required to be paid by banks to the Federal Deposit Insurance Corporation ("FDIC" ), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, ensure the solvency or profitability of banks or their holding companies or insure against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial changes in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act, enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Equity Securities in the Trust's portfolio cannot be predicted with certainty. Periodically, legislation is introduced which seeks to broaden the ability of banks and thrifts to compete with new products, and if enacted could lead to more failures as a result of increased competition and added risks. Failure to enact such legislation, on the other hand, may lead to declining earnings and an inability to compete with unregulated financial institutions. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Starting in mid-1997, banks would be allowed to turn existing banks into branches, though states could pass laws to permit interstate branch banking before then. Consolidation is likely to continue in both cases. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Equity Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently proposed. Among other benefits, proposed legislation would allow banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of thrift regulatory reform might ultimately be adopted or what ultimate effect such reform might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB" ) approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the availability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Equity Securities or whether such approvals, if necessary, will be obtained.

The principal trading market for certain of the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. In addition, the Trusts may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Managing Underwriter or the Sponsor. The price at which the Equity Securities may be sold to meet redemptions, and the value of a Trust, will be adversely affected if trading markets for the Equity Securities are limited or absent.

In the opinion of the Managing Underwriter, certain of the Equity Securities included in the Trust which may have the highest potential for capital appreciation also from time to time may experience limited purchase or sale availability in the market place. Upon termination of a Trust, this potential limited daily trading volume may result in negative market price consequences for the Trust stemming from the liquidation of a significant amount of these Equity Securities. The Sponsor will attempt to mitigate these consequences with a longer liquidation period (not to exceed 30 days) for these Equity Securities at a Trust's termination than might be required for the other Equity Securities included in the Trust. However, these procedures may be insufficient or unsuccessful in avoiding such negative price consequences.

An investment in Units should be made with an understanding of the risks which an investment in common stocks entail, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. The perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights of liquidation which are senior to those of common stockholders.

TAX STATUS

Federal Taxation. The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of
Section 1221 of the Internal Revenue Code of 1986 ("the Code" ).
Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinion, it is assumed that each Equity Security is equity for federal income tax purposes.

In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

2. Each Unitholder will have a taxable event when the Trust disposes of an Equity Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is available and received by such Unitholder from the Trust, as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Equity Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchase his Units) in order to determine his initial tax basis for his pro rata portion of each Equity Security held by the trust. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unitholders holding securities that are substantially identical to the Equity Securities. Unitholders should consult their own tax advisors with regard to calculation of basis.

A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are received by the Trust. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid with respect to an Equity Security held by the trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits" . A Unitholder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, any such capital gain will be short-term unless a Unitholder has held his Units for more than one year.

3. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the trust will generally be considered a capital gain (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his Units for more than one year (the date on which the Units are acquired (i.e., the "trade date" ) is excluded for purposes of determining whether the Units have been held for more than one year). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the trust will generally be considered a capital loss (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his Units for more than one year. Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.

Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the trust (to the extent such dividends are taxable as ordinary income, as discussed above and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. The limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that own Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as through the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extend they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Recognition of Taxable Gain or Loss Upon Disposition of Equity Securities by the Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when an Equity Security is disposed of by the Trust or if the Unitholder disposes of a Unit. For taxpayers other than corporations, net capital gains (which are defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum marginal stated tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that could affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

The Revenue Reconciliation Act of 1993 (the "Act" ) raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations Because some or all capital gains are taxed at a comparatively lower rate under the Act, the Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the trust involved including his pro rata portion of all the Equity Securities represented by the Unit. Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss). Unitholders should consult their own tax advisors with regard to any such constructive sale rules.

Special Tax Consequences of In Kind Distributions Upon Redemption or Termination of the Trust. Under certain circumstances a Unitholder tendering Units for redemption may be able to request an In Kind Distribution. A Unitholder may also under certain circumstances be able to request an In Kind Distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units." As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

The potential tax consequences that may occur under an In Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Equity Securities in exchange for his or her pro rata portion in the Equity Securities held by the trust. However, if a Unitholder also receives cash in exchange for a fractional share of an Equity Security held by the trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of an Equity Security held by the Trust.

Because the Trust will own many Equity Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Equity Security owned by the Trust. Unitholders who request and In Kind Distribution are advised to consult their tax advisers in this regard.

Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. the cost of the Units is allocated among the Equity Securities held in the Trust in accordance with the proportion of the fair market values of such Equity Securities on the valuation date closest to the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Equity Security.

A Unitholder's tax basis in his Units and his pro rata portion of an Equity Security held by the trust will be reduced to the extent dividends paid with respect to such Equity Security are received by the Trust which are not taxable as ordinary income as described above.

General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number nd appropriate certification are not provided when requested, distributions by the trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States person. Such persons should consult their tax advisers.

In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

It should be noted that payments to the Trust of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

At the termination of the Trust, the Trustee will furnish to each Unitholder of such Trust a statement containing information relating to the dividends received by the Trust on the Equity Securities, the gross proceeds received by the Trust from the disposition of any Equity Security (resulting from redemption or the sale of any Equity Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.

Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the trust will be treated as the income of the Unitholders under the existing come tax laws of the State and City of New York.

The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders" ) with regard to federal and certain aspects of New
York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit in the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

Michigan Taxation. In the opinion of special counsel to the Trust for Michigan tax matters, under existing Michigan law:

The Trust and the owners of Units will be treated for purposes of the Michigan income tax laws and the Single Business Tax in substantially the same manner as they are for purposes of the federal income tax laws, as currently enacted. Accordingly, we have relied upon the opinion of Messrs. Chapman and Cutler as to the applicability of federal income tax under the Internal Revenue Code of 1986 to the Trust and the Unitholders.

Under the income tax laws of the State of Michigan, the Trust is not an association taxable as a corporation; the income of the Trust will be treated as the income of the Unitholders and be deemed to have been received by them when received by the Trust.

For purposes of the foregoing Michigan tax laws, each Unitholder will be considered to have received his pro rata share of dividends when they are received by the Trust, and each Unitholder will have a taxable event when the Trust disposes of an Equity Security (whether by sale, exchange or redemption) or when the Unitholder redeems or sells his Units to the extent the transaction constitutes a taxable event for federal income tax purposes. The tax cost of each Unit to a Unitholder will be established and allocated for purposes of these Michigan tax laws in the same manner as such cost is established and allocated for federal income tax purposes.

While under the Michigan Intangibles Tax, the Trust is not taxable, the pro rata ownership of the underlying Equity Securities, as well as the dividends thereon, will be taxable to the Unitholders. To the extent the Trust consists of Equity Securities that represent shares of stock solely in banks, trust companies, and national banking associations, as opposed to stock in holding companies that, in turn, own financial institutions, the Trust is not taxable and the pro rata ownership of said underlying non-holding company Equity Securities of banks, trust companies and national banking associations, as well as the dividends thereon, will be exempt to the Unitholders. While that exemption exists, rarely are such financial institutions not held by holding companies and thus rarely is the exemption available. The Intangibles Tax is being phased out, with reductions of twenty-five percent (25%) in 1994 and 1995, fifty percent (50%) in 1996, and seventy-five percent (75%) in 1997, with total repeal effective January 1, 1998.

The Michigan Single Business Tax replaced the tax on corporate and financial institution income under the Michigan Income Tax and the Intangible Tax with respect to those intangibles of persons subject to the Single Business Tax the income from which would be considered in computing the Single Business Tax. Persons are subject to the Single Business Tax only if they are engaged in "business activity" , as defined in the Act. Under the Single Business
Tax, dividends received by the Trust on the underlying Equity Securities, to the extent included in taxable income for federal income tax purposes, are not included in the adjusted tax base upon which the Single Business Tax is computed, of either the Trust or the Unitholders. If the Trust or the Unitholders have a taxable event for federal income tax purposes when the Trust disposes of an Equity Security (whether by sale, exchange or redemption) or the Unitholder redeems or sells his Units, an amount equal to any gain realized from such taxable event which was included in the computation of taxable income for federal income tax purposes (plus an amount equal to any capital gain of an individual realized in connection with such event but excluded in computing that individual's federal taxable income) will be included in the tax base against which, after allocation, apportionment and other adjustments, the Single Business Tax is computed. The tax base will be reduced by an amount equal to any capital loss realized from such a taxable event, whether or not the capital loss was deducted in computing federal taxable income in the year the loss occurred. Unitholders should consult their tax advisers as to their status under Michigan law.

Federal adjusted gross income, the computation base for the Michigan Income Tax, of a Unitholder includes net capital gains or losses realized when the Trust disposes of an Equity Security or when the Unitholder redeems or sells a Unit, to the extent such transaction constitutes a taxable event for federal income tax purposes.

TRUST OPERATING EXPENSES

Compensation of Sponsor, Evaluator and Managing Underwriter. The Sponsor will not receive any fees in connection with its activities relating to the Trusts. The Evaluator shall receive that evaluation fee, payable in any month incurred, set forth under "Summary of Essential Financial Information" in Part One (which is based on the number of Units of the related Trust outstanding on January 1 of each year for which such compensation relates) for regularly evaluating such Trust portfolio. Such fee may exceed the actual cost of providing such evaluation services for a Trust, but at no time will the total amount paid to the Evaluator for providing evaluation services to unit investment trusts of which Van Kampen American Capital Distributors, Inc. acts as Sponsor in any calendar year exceed the aggregate cost to the Evaluator of supplying such services in such year. The Managing Underwriter will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial
Information" in Part One (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates) for providing portfolio supervisory services for such Trust. Such fee may exceed the actual cost of providing such supervision services for a Trust, but at no time will the total amount paid to the Managing Underwriter for providing portfolio supervision services to unit investment trusts for which First of Michigan Corporation is the principal underwriter in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price
Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and the Managing Underwriter will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units and the deposit of the Equity Securities as described under "Public Offering--Sponsor and Managing Underwriter Compensation."

Trustee's Fee. For its services the Trustee will receive an annual fee from each Trust as set forth under "Summary of Essential Financial
Information" in Part One (which amount is based on the number of Units outstanding on January 1 of each year for which such compensation relates). The Trustee's fees are payable in monthly installments on or before the tenth day of each month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price
Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "
Trust Administration."

Miscellaneous Expenses. All costs and expenses incurred in creating and establishing the First of Michigan FInancial Institutions Trust, Series 1, including the cost of the initial preparation, printing and execution of the Trust Agreement and the certificates, legal and accounting expenses, advertising and selling expenses, expenses of the Trustee, initial fees of an evaluator and other out-of-pocket expenses, including brokerage fees incurred in acquiring Securities for the Trust, have been borne by the Sponsor at no cost to the Trust. Expenses incurred in establishing the First of Michigan Financial Institutions Trust, Series 2, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by the Trust and amortized over the life of the Trust. The following additional charges are or may be incurred by each Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust, (b) fees of the Trustee for extraordinary services,
(c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trust.

The fees and expenses set forth herein are payable out of the applicable Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the applicable Trust's portfolio. Since the Equity Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of a Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by a Trust, the Trustee has the power to sell Equity Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Tax Status."

PUBLIC OFFERING

General. Units are offered at the Public Offering Price. The secondary market Public Offering Price is based on the aggregate underlying value of the Securities in a Trust, a sales charge initially equal to 4.5% of the Public Offering Price (which will be reduced annually by .5 of 1% to a minimum sales charge of 3.5%), and cash, if any, in the Income and Capital Accounts held or owned by such Trust.

Any sales charge reduction will primarily be the responsibility of the selling Managing Underwriter, broker, dealer or agent. Registered representatives of the Managing Underwriter may purchase Units of a Trust at the current Public Offering Price less the dealer's concession for secondary market transactions. Registered representatives of selling brokers, dealers, or agents may purchase Units of a Trust at the current Public Offering Price less the dealer's concession for secondary market transactions.

Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Equity Securities in a Trust.

As indicated above, the price of the Units was established by adding to the determination of the aggregate underlying value of the Equity Securities an amount initially equal to 4.712% of such value and dividing the sum so obtained by the number of Units outstanding.The Public Offering Price shall include the proportionate share of any cash held in the Income and Capital Accounts. This computation produced a gross underwriting profit initially equal to 4.5% of the Public Offering Price. Such price determination as of the close of business on the day before the Initial Date of Deposit was made on the basis of an evaluation of the Equity Securities in each Trust prepared by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. Thereafter, the Evaluator on each business day will appraise or cause to be appraised the value of the underlying Equity Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received prior to the Evaluation Time on each such day. Orders received by the Trustee or Managing Underwriter for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

The value of the Equity Securities during the secondary market is determined by the Evaluator as described under "Rights of Unitholders--Redemption of Units."

In offering the Units to the public, neither the Sponsor, the Managing Underwriter nor any broker-dealers are recommending any of the individual Equity Securities in a Trust but rather the entire pool of Equity Securities, taken as a whole, which are represented by the Units.

Unit Distribution. During the initial offering period, Units will be distributed to the public by the Managing Underwriter, broker-dealers and others at the Public Offering Price. Upon the completion of the initial offering period, Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

The Sponsor intends to qualify the Units for sale in a number of states. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. Any quantity discount provided to investors will be borne by the selling dealer, agent, Managing Underwriter or the Sponsor as indicated under "General" above. For secondary market transactions, the broker concession or agency commission will amount to 70% of the sales charge applicable to the transaction.

To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 200 Units (100 Units for a tax-sheltered retirement plan). The Managing Underwriter reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time. Brokers and dealers of a Trust, banks and/or others are eligible to participate in a program in which such firms receive from the Managing Underwriter a nominal award for each of their registered representatives who have sold a minimum number of units of unit investment trusts created by the Managing Underwriter during a specified time period. In addition, at various times the Managing Underwriter may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Managing Underwriter will reallow to any such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Managing Underwriter, or participate in sales programs sponsored by the Managing Underwriter, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Managing Underwriter in its discretion may from time to time pursuant to objective criteria established by the Managing Underwriter pay fees to qualifying brokers, dealers, banks and/or others for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Managing Underwriter out of its own assets and not out of the assets of the Trusts. These programs will not change the price Unitholders pay for their Units or the amount that the Trusts will receive from the Units sold.

Sponsor and Managing Underwriter Compensation. The Managing Underwriter will receive a gross sales commission initially equal to 4.5% of the Public Offering Price of the Units, less any reduced sales charge for quantity purchases as described under "General" above. Any such quantity discounts provided to investors will be borne by the selling dealer or agent. The Sponsor will receive from the Managing Underwriter the excess of such gross sales commission over the Managing Underwriter's discount.

In addition, the Managing Underwriter realized a profit or sustained a loss, as the case may be, as a result of the difference between the price paid for the Equity Securities by the Managing Underwriter and the cost of such Equity Securities to a Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Equity Securities in a Trust portfolio. The Sponsor and the Managing Underwriter may have further realized additional profit or loss during the initial offering period as a result of the possible fluctuations in the market value of the Equity Securities in a Trust after a date of deposit, since all proceeds received from the sale of Units (excluding dealer concessions and agency commissions allowed, if any) will be retained by the Sponsor or Managing Underwriter.

A person will become the owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor or Managing Underwriter prior to the date of settlement for the purchase of Units may be used in the Sponsor's or Managing Underwriter's business and may be deemed to be a benefit to the Sponsor or Managing Underwriter, subject to the limitations of the Securities Exchange Act of 1934.

As stated under "Public Market" below, the Managing Underwriter intends to maintain a secondary market for Units of the Trust for the period indicated. In so maintaining a market, the Managing Underwriter will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the Managing Underwriter or the Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

Public Market. Although it is not obligated to do so, the Managing Underwriter intends to maintain a secondary market for the Units offered hereby and offer continuously to purchase Units at prices subject to change at any time, based upon the aggregate underlying value of the Equity Securities in a Trust (computed as indicated under "Offering Price" above and "Rights of Unitholders--Redemption of Units" ). If the supply of Units exceeds demand or if some other business reason warrants it, the Managing Underwriter may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units will be able to dispose of such Units by tendering them to the Trustee for redemption at the Redemption Price. It is the current intention of the Managing Underwriter not to maintain a secondary market in a Trust's final year of existence. A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

Tax-Sheltered Retirement Plans. Units of the Trusts are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trusts may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-shelter retirement plan is 100 Units.

RIGHTS OF UNITHOLDERS

General. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units will be evidenced by book entry unless a Unitholder or the Unitholder's registered broker-dealer makes a written request to the Trustee that ownership be evidenced by certificates. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presentation and surrender of such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign such written request, and such certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate representing the Units to be transferred with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP" ) or such other signature guarantee program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any whole multiple thereof.

Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer of interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

Distributions of Income and Capital. Any dividends received by a Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Equity Securities, etc.) are credited to the Capital Account.

The Trustee will distribute any net income with respect to any of the Equity Securities in a Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One. Proceeds received on the sale of any Equity Securities in a Trust, to the extent not used to meet redemptions of Units or pay expenses, will (except as hereinafter provided) be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Equity Securities after a record date and prior to the following distribution date will be held in the Capital Account of the Trust and not distributed until the next distribution date applicable to such Capital Account. Proceeds received on the sale of any Equity Securities in a Trust, to the extent not used to meet redemptions of Units or pay expenses, will, however, be distributed on the twenty-fifth day of each month to holders of record on the tenth day of such month if the amount available for distribution equals at least $0.01 per Unit. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

The distribution to Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of each Unitholder's pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trusts at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

As of the tenth day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay the expenses of the related Trust (as determined on the basis set forth under "Trust Operating Expenses" ).
The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the related Trust. Amounts so withdrawn shall not be considered a part of the related Trust's assets until such time as the Trustee shall return all or any part of such amounts to the accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

Reinvestment Option. Unitholders of all unit investment trusts sponsored by Van Kampen American Capital Distributors, Inc., may elect to have each distribution of interest income, capital gains, and/or principal on their Units automatically reinvested in shares of any Van Kampen American Capital mutual funds (except for B shares) which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively referred to as the "Reinvestment Funds" .

Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trusts. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above.

Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund. A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions of his or her Units in cash. There will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and investment adviser shall have the right to terminate at any time the reinvestment plan relating to such fund.

Reports Provided. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder of each Trust a statement (i) as to the Income Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Equity Securities and the net proceeds received therefrom, deductions for payment of applicable taxes, fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Equity Securities held by the Trust and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator.

Redemption of Units. A Unitholder may redeem all or a portion of his or her Units by tender to the Trustee at its unit investment trust division office at 101 Barclay Street, 20th Floor, New York, New York 10296 of a request for redemption duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as described above and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unitholder will receive in cash (unless the redeeming Unitholder elects an "In Kind Distribution" as described below) an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units as of the Evaluation Time set forth under "Summary of Essential Financial
Information" in Part One.The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the applicable Evaluation Time the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

The Trustee is empowered to sell Equity Securities of a Trust in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Equity Securities to be sold will be selected by the Trustee from those designated on a current list provided by the Supervisor for this purpose. Units so redeemed shall be cancelled.

Unitholders in a Trust tendering 2,500 or more Units for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distribution" ) of an amount and value of Equity Securities per Unit equal to the Redemption Price per Unit as determined as of the next evaluation following the tender. An In Kind Distribution on redemption of Units will be made by the Trustee through the distribution of each of the Equity Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Equity Securities comprising the Trust portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. The Trustee may adjust the number of shares of any issue of Equity Securities included in a Unitholder's In Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of the Equity Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Equity Securities according to the criteria discussed above.

To the extent that Equity Securities are redeemed in kind or sold, the size of a Trust will be, and the diversity of such Trust may be, reduced. Sales may be required at a time when the Equity Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Equity Securities in the portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an In Kind Distribution. See "Tax Status."

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the aggregate underlying value of the Equity Securities in a Trust, plus or minus cash, if any, in the Income and Capital Accounts of such Trust. The Redemption Price per Unit is the pro rata share of each Unit in a Trust determined on the basis of (i) the cash on hand in such Trust, (ii) the value of the Equity Securities in such Trust and
(iii) dividends receivable on the Equity Securities of such Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of such Trust and (b) the accrued expenses of such Trust. The Evaluator may determine the value of the Equity Securities in the Trust in the following manner: if the Equity Securities are listed on a national securities exchange, this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Equity Securities of the Trust are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable or inappropriate as a basis for valuation, the evaluations generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities of such Trust on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in a Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

TRUST ADMINISTRATION

Managing Underwriter Purchases of Units. The Trustee shall notify the Managing Underwriter of any Units tendered for redemption. If the Managing Underwriter's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Managing Underwriter may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Managing Underwriter will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Managing Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

Portfolio Administration. The portfolios of the Trusts are not " managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. While the Trusts will not be managed, the Trust Agreement does provide that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of an Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor the retention of such Equity Securities would be detrimental to a Trust. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in such Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Proceeds from the sale of Equity Securities (or any securities or other property received by a Trust in exchange for Equity Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "Trust Portfolio" as provided in this paragraph, the acquisition by the Trust of any securities other than the Equity Securities is prohibited.

As indicated under "Rights of Unitholders--Redemption of Units" above, the Trustee may also sell Equity Securities designated by the Supervisor, or if no such designation has been made, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses.

The Supervisor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities in the Trust. To the extent this is not practicable, the composition and diversity of the Equity Securities in such Trust may be altered. In order to obtain the best price for a Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

Amendment or Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided, however, that the Trust Agreement may not be amended to increase the number of Units (except as provided in the Trust Agreement). The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders representing 51% of the Units of a Trust then outstanding, provided that no such amendment or waiver will reduce the interest in such Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

Each Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Equity Securities owned by the Trust, as shown by any evaluation, is less than that amount set forth under Minimum Termination Value in the "Summary of Essential Financial Information" in Part One. The Trust Agreement will terminate upon the sale or other disposition of the last Equity Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One.

Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the related Trust. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. At least 60 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the related Trust and will include with such notice a form to enable Unitholders owning 2,500 or more Units to request an In Kind Distribution rather than payment in cash upon the termination of the Trust. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of each of the Equity Securities to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Equity Securities will be paid in cash. Unitholders with less than 2,500 Units and Unitholders not requesting an In Kind Distribution will receive a cash distribution from the sale of the remaining Equity Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of a Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the related Trust his pro rata share of the balance of the Income and Capital Accounts.

The Sponsor will attempt to sell Securities as quickly as possible commencing on the Mandatory Termination Date without in the judgment of the Sponsor materially adversely affecting the market price of the Securities. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available on any particular day.

It is expected (but not required) that the Sponsor will generally follow the following guidelines in selling the Securities; for highly liquid Securities, the Securities will generally be sold on the Mandatory Termination Date; for less liquid Securities, on each of the first two days subsequent to the Mandatory Termination Date, the amount of any underlying Securities will generally be sold at a price no less than 1/2 of one point under the closing sale price of those Securities on the preceding day. Thereafter, the Sponsor intends to sell without any price restrictions at least a portion of the remaining underlying Securities, the numerator of which is one and the denominator of which is the total number of days remaining (including that day) in the one month period following the Mandatory Termination Date.

Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

Limitations on Liabilities. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder.

The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Equity Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Equity Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor, Supervisor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Managing Underwriter. First of Michigan Corporation, a member of the New York Stock Exchange, is Michigan's largest full-service securities firm. Founded in 1933, First of Michigan Corporation specializes in a wide range of financial services that include investment banking; investment products such as stocks, bonds, unit trusts and mutual funds; and investment services such as retirement plans, money management, underwriting and trading. First of Michigan offers these services through its 550 employees located in 31 offices throughout Michigan, as well as an office at 100 Wall Street, New York, New York.

Sponsor. Van Kampen American Capital Distributors, Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of VK/AC Holding, Inc. Prior to October 31, 1996, VK/AC Holding, Inc. was controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity IV Limited Partnership. On October 31, 1996, VK/AC Holding, Inc. became a wholly owned indirect subsidiary of Morgan Stanley Group Inc. pursuant to the closing of an Agreement and Plan of Merger among Morgan Stanley Group Inc., MSAM Holdings II, Inc. and MSAM Acquisition Inc., whereby MSAM Acquisition Inc. was merged with and into VK/AC Holding, Inc. and VK/AC Holding, Inc. was the surviving corporation (the "Acquisition" ).

As a result of the Acquisition, VK/AC Holding, Inc. became a wholly owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly owned subsidiary of Morgan Stanley Group Inc. Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser (MSAM" ), Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending. As of September 30, 1996, MSAM, together with its affiliated investment advisory companies, had approximately $103.5 billion of assets under management and fiduciary advice.

On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Distributors, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.

Van Kampen American Capital Distributors, Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713) 993-0500. It maintains a branch office in Philadelphia and has regional representatives in Atlanta, Dallas, Los Angeles, New York, San Francisco, Seattle and Tampa. As of November 30, 1996, the total stockholders' equity of Van Kampen American Capital Distributors, Inc. was $129,451,000 (unaudited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

As of December 31, 1996, the Sponsor and its Van Kampen American Capital affiliates managed or supervised approximately $59 billion of investment products, of which over $11.88 billion is invested in municipal securities. The Sponsor and its Van Kampen American Capital affiliates managed $48 billion of assets, consisting of $29.9 billion for 59 open end mutual funds (of which 46 are distributed by Van Kampen American Capital Distributors, Inc.), $13.1 billion for 38 closed-end funds and $4.99 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen American Capital's open-end funds, closed-end funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R)or the IM-IT(R)trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.

If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Equity Securities for the Trust portfolios.

In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trusts. Such records shall include the name and address of, and the number of Units of a Trust held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided" ).
The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Equity Securities held in each Trust.

Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

OTHER MATTERS

Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Kroll & Tract LLP has acted as counsel for the Trustee.

Independent Certified Public Accountants. The statements of condition and the related securities portfolios included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Sponsor or the Managing Underwriter. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

TABLE OF CONTENTS

Title                                   Page
The Trust                                  2
Objective and Securities Selection         2
Trust Portfolio                            2
Risk Factors                               3
Tax Status                                 4
Trust Operating Expenses                   6
Public Offering                            7
Rights of Unitholders                      8
Trust Administration                      10
Other Matters                             12

This Prospectus contains information concerning the Trust and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

PROSPECTUS

Part Two

FIRST OF MICHIGAN FINANCIAL INSTITUTIONS TRUST

Van Kampen American Capital Equity Opportunity Trust

Note: This Prospectus May Be Used Only When Accompanied by Part One. Both Parts of this Prospectus should be retained for future reference.

Dated as of the date of the Prospectus Part One accompanying this Prospectus Part Two.

First of Michigan Corporation

100 Renaissance Center, 26th Floor
Detroit, Michigan 48243



                  Contents of Post-Effective Amendment
                        to Registration Statement

     This   Post-Effective   Amendment  to  the  Registration   Statement
comprises the following papers and documents:


                            The facing sheet


                             The prospectus


                             The signatures


                 The Consent of Independent Accountants


                               Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 11, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of April, 1997.

                         Van Kampen American Capital Equity Opportunity
                            Trust, Series 11
                            (Registrant)

                         By Van Kampen American Capital Distributors,
                            Inc.
                            (Depositor)


                         By: Sandra A. Waterworth
                             Vice President

(Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 24, 1997 by the following persons who constitute a majority of the Board of Directors of Van Kampen American Capital Distributors, Inc.:

 Signature                  Title

Don G. Powell         Chairman and Chief            )
                        Executive Officer           )

William R. Molinari   President and Chief Operating )
                        Officer                     )

Ronald A. Nyberg      Executive Vice President and  )
                        General Counsel             )

William R. Rybak      Senior Vice President and     )
                        Chief Financial Officer     )

Sandra A. Waterworth                                ) (Attorney in Fact)*
____________________

* An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 203 (File No. 33-65744) and with the Registration Statement on Form S-6 of Insured Municipals Income Trust, 170th Insured Multi-Series (File No. 33-55891) and the same are hereby incorporated herein by this reference.